S000006734 [Member] Performance Management - Flexibly Managed Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. Since March 7, 2022, T. Rowe Price Associates, Inc., sub-adviser to the Fund, has delegated the day-to-day portfolio management of the Fund to its affiliate, T. Rowe Price Investment Management, Inc. The delegation did not result in a change to the Fund’s principal investment strategy or its portfolio managers. The performance and average annual total returns shown for periods prior to March 7, 2022 may have differed had T. Rowe Price Investment Management, Inc. been responsible for the day-to-day portfolio management during those periods. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.
Bar Chart Closing [Text Block]

Best Quarter	Worst Quarter
13.70%	-12.22%
06/30/2020	03/31/2020

Performance Table Heading	Average Annual Total Return (for Periods Ended December 31, 2025)
Flexibly Managed Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.70%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(12.22%)
Lowest Quarterly Return, Date	Mar. 31, 2020